DERIVATIVE INSTRUMENTS AND HEDGES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments
The following table presents information about the volume and fair value amounts of our derivative instruments:

	March 31, 2015		December 31, 2014
		Fair Value Assets/(Liabilities)		Fair Value Assets/(Liabilities)
(Dollars in millions)	MMBTUs		MMBTUs
Derivative contracts not currently designated as hedging instruments:
Fixed price energy swaps:
Notional amount	4,710,000		1,876,475
Accrued liabilities		(4)		(6)
Other liabilities		(1)		—

The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2014		December 31, 2013
(Dollars in thousands)	MMBTUs	Fair Value Assets/(Liabilities)	MMBTUs	Fair Value Assets/(Liabilities)
Derivative contracts not currently designated as hedging instruments
Fixed price energy swaps:
Notional amount	1,876,475		6,652,070
Prepaid expenses and other assets		$—		$15,505
Accrued liabilities		(6,268)		(4,959)

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations
The following table presents information about the effect of our derivative instruments on the condensed consolidated statements of operations:

	Gain (Loss) Recognized on Derivatives
	Three Months Ended March 31,
(Dollars in millions)	2015	2014
Derivative contracts not currently designated as hedging instruments:
Fixed price energy swaps	$(2)	$13
Gain (loss) recognized on derivatives is included in Cost of products sold.

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI			Loss Reclassified from Accumulated OCI
	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012	2014	2013	2012
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$—	$—	$(1,365)	$—	$—	$(283)
Derivative contracts not currently designated as hedging instruments:
Fixed price energy swaps				$—	$(335)	$(5,573)

Loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.

	Gain (Loss) Recognized on Derivatives
	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$—	$—	$(50)
Derivative contracts not currently designated as hedging instruments:
Fixed price energy swaps	$4,290	$16,117	$(2,973)
Gain (loss) recognized on derivatives is included in Cost of products sold.